Deferred tax assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Deferred Taxes [Abstract]
Disclosure of detailed information about Deferred tax assets [Text Block]

Deferred tax assets are stated net of amounts of deferred tax liabilities that can be offset for €4,269 million (€4,286 million at December 31, 2016).

(€ million)	Deferred tax assets	Provisions for impairments	Total
Amount at December 31, 2016	9,412	(5,622)	3,790
Additions	2,341	(212)	2,129
Deductions	(1,588)	349	(1,239)
Currency translation differences	(862)	202	(660)
Other changes	37	21	58
Amount at December 31, 2017	9,340	(5,262)	4,078